Note E - Premises and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment Disclosure [Text Block]
NOTE E – PREMISES AND EQUIPMENT

Following is a summary of premises and equipment at December 31:

	2010	2009
Buildings	$1,620	$1,620
Leasehold improvements	490	437
Furniture and equipment	1,225	1,062
Autos	55	135
Land	2,368	2,368
Fixed assets in process	-	2
Premises and equipment	5,758	5,624
Accumulated depreciation	(1,281)	(959)
Premises and equipment, net	$4,477	$4,665

Depreciation and amortization expense for the years ended December 31, 2010, 2009 and 2008 amounted to $354 thousand, $388 thousand and $338 thousand, respectively. These amounts are included in the occupancy and equipment line item in the Consolidated Statements of Income (Loss).